SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details)	Aug. 31, 2024 USD ($)
Rou Asset And Leases
2025	$ 99,445
2026	79,016
2027	29,875
Year 5
Year 6 and thereafter
Total	$ 208,336